Warrant Liabilities (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jan. 25, 2024	Jan. 24, 2024	Dec. 31, 2023	Jan. 25, 2023	Jan. 24, 2023
Share price		$ 0.0001	$ 25	$ 0.00		$ 25.00	$ 40.00
Warrants execise price	$ 230	230
Common Class A [Member]
Share price		360.00
Warrants execise price		100.00			$ 100.00
Common Stock [Member]
Share price	360.00
Warrants execise price	$ 100.00	$ 100.00
Public Warrants [Member]
Warrants outstanding	287,500	287,500
Warrants execise price	$ 0.01	$ 0.01
Private Placement Warrants [Member]
Warrants outstanding	13,205	13,205			13,205
Public and Private Warrants [Member]
Warrants description		The Public and Private Placement Warrants became exercisable on September 28, 2022, the date of the Business Combination and will expire on September 28, 2027, or earlier upon redemption or liquidation
Warrants exercisable description	The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation
PIPE Warrants [Member]
Warrants outstanding	51,125	51,125			51,125
Warrants description	The PIPE Warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE Warrants are exercisable for a period of five years following the Closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time	The PIPE Warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE Warrants are exercisable for a period of five years following the Closing, or September 28, 2027. After exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Class A Common Stock within a specified period of time
Abaca Warrants [Member]
Warrants outstanding	250,000	250,000			250,000
Warrants execise price	$ 40.00	$ 40.00
Abaca Warrants [Member] | Common Class A [Member]
Warrants execise price		$ 40.00
Number of warrant issued		250,000
Warrants term		5 years
Abaca Warrants [Member] | Common Stock [Member]
Warrants execise price	$ 40.00
Number of warrant issued	250,000
Warrants term	5 years